ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 14, 2014

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant, effective February 12, 2014, do not differ from those filed in the Post-Effective Amendment No. 194 on February 12, 2014, which was filed electronically.

Sincerely,

/s/ Erin D. Nelson

Erin D. Nelson, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Dechert LLP